OTHER INCOME, NET (Tables)	12 Months Ended
Jun. 30, 2026
Other Income and Expenses [Abstract]
SCHEDULE OF OTHER INCOME, NET

Other income, net consisted of the following:

	For the Years Ended June 30,
	2026	2025	2024
Non-project installation and maintenance revenue	$44,776	$50,418	$107,476
Rental income, net (1)	119,886	124,954	131,016
Consulting service revenue	14,108	8,543	97,092
Waste sales	23,269	36,027	23,830
Government subsidies (2)	16,311	246,530	119,267
Other income	1,696	46,072	19,628
Other expense	(25,123)	(31,683)	(10,383)
Other income, net	$194,923	$480,861	$487,926

(1)

On February 10, 2021, Wuxi Li Bang leased the property at No. 179 Xizhang Road, Gushan Town to Jiangyin Shuaina Home Furniture Technology Co., Ltd. The term is six years and the rent is RMB3,750,000 ($550,588) in total. The rent is paid yearly, RMB600,000 ($88,094) for the first three years and RMB650,000 ($95,435) for the following three years.

On January 1, 2022, Wuxi Li Bang leased part of the property at No. 190 Xizhang Road, Gushan Town, Jiangyin City to Leiluo Intelligent Technology (Jiangsu) Co., Ltd. The term was three years and the rent was RMB1,800,000 ($264,282) in total, and the annual rent was RMB600,000 ($88,094). On January 1, 2025, Wuxi Li Bang and Leiluo Intelligent Technology (Jiangsu) Co., Ltd. renewed lease for an additional three-year term, from January 1, 2025 to January 1, 2027, with annual rent of RMB 480,000 ($70,475).

(2)

In 2023, Li Bang Kitchen Appliance was recognized as an advanced manufacturing enterprise by the local government and enjoyed preferential policies of value-added tax deduction since fiscal year 2024.

For the year ended June 30, 2024, government subsidies primarily consisted of value-added tax deduction ($70,084), patent subsidies and technological development reward ($49,183).

For the year ended June 30, 2025, government subsidies primarily consisted of listing incentive ($195,533) and value-added tax deduction ($45,703).

For the year ended June 30, 2026, government subsidies primarily consisted of value-added tax deduction and employment stabilization subsidies.